Credit Facilities - Outstanding Amount of Credit Facilities (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Line of Credit Facility [Line Items]
Long-term debt	$ 1,945,387,000			$ 1,466,803,000
Total unsecured debt	3,431,557,000			3,147,487,000
Unamortized debt issuance costs	(5,458,000)			(4,207,000)
Total debt	3,426,099,000			3,143,280,000
Less debt due within one year	624,043,000			711,147,000
Long-term debt, excluding current portion	2,802,056,000			2,432,133,000
Series G Senior Unsecured Notes
Line of Credit Facility [Line Items]
Long-term debt	50,000,000			50,000,000
Debt instrument, face amount	$ 50,000,000
Debt instrument, stated percentage	2.64%	2.64%	2.64%
Series F Senior Unsecured Notes
Line of Credit Facility [Line Items]
Long-term debt	$ 250,000,000			250,000,000
Debt instrument, face amount	$ 250,000,000
Debt instrument, stated percentage	3.24%	3.24%	3.24%
Series A Senior Unsecured Notes, Due 2024
Line of Credit Facility [Line Items]
Long-term debt	$ 108,422,000
Debt instrument, face amount		$ 155,000,000
Debt instrument, stated percentage	3.10%	3.10%	3.10%
Series J Senior Unsecured Notes
Line of Credit Facility [Line Items]
Long-term debt	$ 252,000,000			257,468,000
Debt instrument, face amount | €			€ 225,000,000
Debt instrument, stated percentage	1.40%	1.40%	1.40%
Series B Senior Unsecured Notes, Due 2026
Line of Credit Facility [Line Items]
Long-term debt	$ 108,422,000
Debt instrument, face amount		$ 155,000,000
Debt instrument, stated percentage	3.43%	3.43%	3.43%
Series H Senior Unsecured Notes
Line of Credit Facility [Line Items]
Long-term debt	$ 250,000,000			250,000,000
Debt instrument, face amount	$ 250,000,000
Debt instrument, stated percentage	3.24%	3.24%	3.24%
Series K Senior Unsecured Notes
Line of Credit Facility [Line Items]
Long-term debt	$ 280,000,000			286,075,000
Debt instrument, face amount | €			€ 250,000,000
Debt instrument, stated percentage	1.81%	1.81%	1.81%
Series I Senior Unsecured Notes
Line of Credit Facility [Line Items]
Long-term debt	$ 120,000,000			120,000,000
Debt instrument, face amount	$ 120,000,000
Debt instrument, stated percentage	3.70%	3.70%	3.70%
Series A Senior Unsecured Notes, Due 2029
Line of Credit Facility [Line Items]
Long-term debt	$ 56,000,000
Debt instrument, face amount | €			€ 50,000,000
Debt instrument, stated percentage	1.55%	1.55%	1.55%
Series L Senior Unsecured Notes
Line of Credit Facility [Line Items]
Long-term debt	$ 140,000,000			143,038,000
Debt instrument, face amount | €			€ 125,000,000
Debt instrument, stated percentage	2.02%	2.02%	2.02%
Series B Senior Unsecured Notes, Due 2031
Line of Credit Facility [Line Items]
Long-term debt	$ 112,000,000
Debt instrument, face amount | €			€ 100,000,000
Debt instrument, stated percentage	1.74%	1.74%	1.74%
Series M Senior Unsecured Notes
Line of Credit Facility [Line Items]
Long-term debt	$ 112,000,000			114,430,000
Debt instrument, face amount | €			€ 100,000,000
Debt instrument, stated percentage	2.32%	2.32%	2.32%
Series C Senior Unsecured Notes
Line of Credit Facility [Line Items]
Long-term debt	$ 112,000,000
Debt instrument, face amount | €			€ 100,000,000
Debt instrument, stated percentage	1.95%	1.95%	1.95%
Other Unsecured Debt
Line of Credit Facility [Line Items]
Unsecured debt	$ 40,340,000			27,093,000
Syndicated Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit, current	477,873,000			604,383,000
Maximum borrowing capacity	1,500,000,000
Syndicated Facility | Term Loan
Line of Credit Facility [Line Items]
Unsecured debt	962,500,000			$ 1,045,000,000
Debt instrument, face amount	$ 1,100,000,000
London Interbank Offered Rate (LIBOR) | Syndicated Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument basis spread on variable rate	1.50%
London Interbank Offered Rate (LIBOR) | Syndicated Facility | Term Loan
Line of Credit Facility [Line Items]
Debt instrument basis spread on variable rate	1.50%